CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total Xinyuan Real Estate Co., Ltd. shareholders'	Common Shares	Treasury Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings / (Accumulated Deficits)	Accumulated Other Comprehensive Income / (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 690,301,639	$ 16,410		$ 543,290,577	$ 175,008,459	$ 135,873,163	$ (50,167,006)	$ 101,650,383	$ 791,952,022
Balance, shares at Dec. 31, 2019		107,875,468
Treasury Shares, beginning balance at Dec. 31, 2019			$ (113,719,964)
Capital injection from non-controlling interests	4,420,800			4,420,800				218,453,981	222,874,781
Acquisition of non-controlling interests								(317,406)	(317,406)
Exercise of share options	134,790	$ 5		134,785					134,790
Exercise of share options, shares		52,647
Treasury share repurchases	(2,483,896)		(2,341,613)	(142,283)					(2,483,896)
Treasury share repurchases, shares		(2,127,050)
Foreign currency translation	67,272,130						67,272,130	27,114,788	94,386,918
Stock-based compensation expenses	4,511,192			4,511,192					4,511,192
Stock-based compensation expenses, Shares		1,130,952
Net loss	(81,040,908)					(81,040,908)		13,557,028	(67,483,880)
Appropriation to statutory reserves					2,687,578	(2,687,578)
Dividends to shareholders	(11,123,395)					(11,123,395)			(11,123,395)
Dividends to non-controlling interests								(27,572)	(27,572)
Balance at Dec. 31, 2020	665,471,960	$ 16,415		552,215,071	177,696,037	34,500,890	17,105,124	360,431,202	1,025,903,162
Balance, shares at Dec. 31, 2020		106,932,017
Treasury Shares, ending balance at Dec. 31, 2020			(116,061,577)
Adjustment to opening balance of equity	(6,520,392)					(6,520,392)			(6,520,392)
Capital injection from non-controlling interests	(11,242,172)			(11,242,172)				16,901,589	5,659,417
Acquisition of non-controlling interests								(225,290,809)	(225,290,809)
Foreign currency translation	17,818,155						17,818,155	3,043,480	20,861,635
Stock-based compensation expenses	3,413,610			3,413,610					3,413,610
Stock-based compensation expenses, Shares		825,704
Net loss	(417,307,378)					(417,307,378)		4,045,264	(413,262,114)
Appropriation to statutory reserves					801,853	(801,853)
Dividends to shareholders	(4,055,664)					(4,055,664)			(4,055,664)
Balance at Dec. 31, 2021	254,098,511	$ 16,415		544,386,509	178,497,890	(387,664,005)	34,923,279	159,130,726	413,229,237
Balance, shares at Dec. 31, 2021		107,757,721
Treasury Shares, ending balance at Dec. 31, 2021			(116,061,577)						(116,061,577)
Acquisition of non-controlling interests								(651,853)	$ (651,853)
Treasury share repurchases, shares									0
Foreign currency translation	(56,538,757)						(56,538,757)	(10,475,779)	$ (67,014,536)
Stock-based compensation expenses	568,047			568,047					568,047
Stock-based compensation expenses, Shares		271,536
Net loss	(263,353,561)					(263,353,561)		4,670,836	(258,682,725)
Appropriation to statutory reserves					959,207	(959,207)
Dividends to shareholders	(4,661,341)					(4,661,341)			(4,661,341)
Balance at Dec. 31, 2022	$ (69,887,101)	$ 16,415		$ 544,954,556	$ 179,457,097	$ (656,638,114)	$ (21,615,478)	$ 152,673,930	82,786,829
Balance, shares at Dec. 31, 2022		108,029,257
Treasury Shares, ending balance at Dec. 31, 2022			$ (116,061,577)						$ (116,061,577)